UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06377

Dreyfus Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	05/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
May 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Long-Term Municipal Investments - 97.4%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 2.5%
Alabama Public School and College
Authority,
Capital Improvement Revenue	5.00	1/1/19	5,000,000		5,519,550
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,395,000		1,620,544
Black Belt Energy Gas District,
Gas Supply Revenue	4.00	6/1/21	5,000,000		5,572,400
Jefferson County,
Limited Obligation School Warrants	5.00	1/1/24	1,000,000		1,005,870
Jefferson County,
Senior Lien Sewer Revenue Warrants
(Insured; Assured Guaranty Municipal
Corp.)	0/6.60	10/1/42	14,000,000	[a]	11,223,240
					24,941,604
Alaska - .4%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/46	3,750,000		3,592,762
Arizona - 1.2%
Arizona Board of Regents,
Stimulus Plan for Economic and
Educational Development Revenue
(Arizona State University)	5.00	8/1/31	3,770,000		4,589,636
La Paz County Industrial Development
Authority,
Education Facility LR (Charter Schools
Solutions-Harmony Public Schools
Project)	5.00	2/15/36	1,750,000		1,920,660
Pima County Industrial Development
Authority,
Education Revenue (American Charter
Schools Foundation Project)	5.63	7/1/38	1,180,000		1,155,845
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	3,500,000		4,379,970
					12,046,111
California - 7.1%
Bay Area Toll Authority,
San Francisco Bay Area Subordinate
Lien Toll Bridge Revenue	5.00	4/1/43	3,900,000		4,597,320
California,
Economic Recovery Bonds
(Prerefunded)	5.00	7/1/19	2,000,000	[b]	2,254,340
California,
GO	5.25	10/1/16	295,000		299,991
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000		2,889,050
California,
GO (Various Purpose)	5.75	4/1/31	1,700,000		1,932,679

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 7.1% (continued)
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000		4,278,596
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,512,520
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/27	5,260,000		6,478,426
California State Public Works Board,
LR (Department of State Hospitals)
(Coalinga State Hospital)	5.00	6/1/25	8,325,000		10,106,966
California Statewide Communities
Development Authority,
Revenue (Kaiser Permanente)	5.00	4/1/42	5,000,000		5,772,700
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.25	12/1/56	2,750,000	[c]	3,103,595
Glendale Community College District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	[d]	1,388,186
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	4.50	6/1/27	1,255,000		1,265,316
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	1,125,000		1,287,023
Los Angeles,
Wastewater System Revenue
(Prerefunded)	5.75	6/1/19	1,375,000	[b]	1,574,884
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.00	9/1/30	1,000,000		1,151,670
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,175,980
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,177,780
San Diego Unified School District,
GO (Dedicated Unlimited Ad Valorem
Property Tax Bonds)	3.00	7/1/33	2,300,000		2,330,015
San Francisco City and County Public
Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,726,080
South Orange County Public Financing
Authority,
Special Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/25	1,000,000		1,175,520
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/29	2,020,000		2,468,602

Long-Term Municipal Investments - 97.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 7.1% (continued)
Tustin Unified School District Community
Facilities District Number 97-1,
Senior Lien Special Tax Bonds (Insured;
Assured Guaranty Municipal Corp.)
(Escrowed to Maturity)	0.00	9/1/21	1,615,000	[d]	1,497,913
University of California Regents,
General Revenue (Prerefunded)	5.75	5/15/19	2,000,000	[b]	2,287,800
					69,732,952
Colorado - 2.9%
City and County of Denver,
Airport System Subordinate Revenue	5.00	11/15/43	15,000,000		17,315,550
Colorado Educational and Cultural
Facilities Authority,
Charter School Revenue (American
Academy Project) (Prerefunded)	8.00	12/1/18	1,000,000	[b]	1,190,390
Colorado Health Facilities Authority,
HR (Children's Hospital Colorado
Project)	5.00	12/1/41	1,500,000		1,776,750
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,200,000		1,341,516
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.00	7/1/38	2,050,000		2,299,137
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.25	1/1/45	3,000,000		3,393,750
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,128,040
					28,445,133
Connecticut - 1.2%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/29	5,000,000		6,077,250
Hartford County Metropolitan District,
Clean Water Project Revenue (Green
Bonds)	5.00	11/1/33	4,540,000		5,515,646
					11,592,896
District of Columbia - .8%
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/35	4,000,000		4,573,400
Washington Metropolitan Area Transit
Authority,
Gross Transit Revenue	5.25	7/1/29	1,750,000		1,948,118
Washington Metropolitan Area Transit
Authority,
Gross Transit Revenue	5.13	7/1/32	1,000,000		1,110,260
					7,631,778
Florida - 7.0%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000		2,866,426
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/25	15,500,000		19,124,210

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 7.0% (continued)
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/21	3,535,000		4,137,223
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/21	2,145,000		2,545,772
Florida Higher Educational Facilities
Financing Authority,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.00	4/1/28	1,250,000		1,523,950
Florida Higher Educational Facilities
Financing Authority,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.00	4/1/35	1,500,000		1,779,060
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue	5.00	10/1/31	2,000,000		2,421,280
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue (Prerefunded)	6.25	10/1/19	3,260,000	[b]	3,809,114
Hillsborough County Aviation Authority,
Customer Facility Charge Revenue
(Tampa International Airport)	5.00	10/1/44	3,500,000		4,096,995
Jacksonville Electric Authority,
Electric System Subordinated Revenue	5.00	10/1/28	2,000,000		2,428,600
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/25	1,530,000		1,884,639
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/35	1,500,000		1,757,820
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,000,000		3,561,930
Miami-Dade County Expressway Authority,
Toll System Revenue	5.00	7/1/23	5,000,000		6,142,750
Orlando-Orange County Expressway
Authority,
Revenue	5.00	7/1/30	2,620,000		2,980,198
Pinellas County Health Facilities Authority,
Health System Revenue (BayCare
Health System Issue) (Insured; National
Public Finance Guarantee Corp.)	0.61	11/15/23	2,250,000	[e]	2,137,500
Saint Johns County Industrial Development
Authority,
Revenue (Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,121,140
Tampa,
Health System Revenue (BayCare
Health System Issue)	5.00	11/15/46	3,500,000		4,165,525
					68,484,132
Georgia - 2.8%
Atlanta,
Airport General Revenue	5.00	1/1/20	3,000,000		3,414,510
Atlanta,
Water and Wastewater Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.50	11/1/18	1,200,000		1,334,088

Long-Term Municipal Investments - 97.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia - 2.8% (continued)
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	1,640,000	[b]	1,917,242
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/40	1,750,000		2,113,563
Carrollton Payroll Development Authority,
RAC (University of West Georgia
Athletic Complex, LLC Project)
(Prerefunded)	6.25	6/15/18	3,895,000	[b]	4,324,151
Georgia Higher Education Facilities
Authority,
Revenue (USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Corp.) (Prerefunded)	5.63	6/15/18	1,685,000	[b]	1,847,232
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	4.00	1/1/21	5,000,000		5,596,650
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/21	5,000,000		5,820,500
Savannah Economic Development
Authority,
Revenue (Armstrong Atlantic State
University Student Union, LLC Project)
(Insured; Assured Guaranty Corp.)	5.00	6/15/32	1,240,000		1,329,230
					27,697,166
Idaho - .9%
Boise-Kuna Irrigation District,
Revenue (Arrowrock Hydroelectric
Project) (Prerefunded)	7.38	6/1/18	5,600,000	[b]	6,331,696
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit Group)
(Prerefunded)	6.13	12/1/18	2,500,000	[b]	2,827,850
					9,159,546
Illinois - 10.8%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.25	1/1/31	7,500,000		8,955,525
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/34	7,300,000		8,664,589
Chicago,
Second Lien Water Revenue	5.00	11/1/28	1,000,000		1,190,570
Chicago,
Second Lien Water Revenue	5.00	11/1/28	1,455,000		1,695,875
Chicago,
Second Lien Water Revenue (Insured;
AMBAC)	5.00	11/1/32	3,000,000		3,050,700
Chicago Park District,
Limited Tax GO (Insured; Build America
Mutual Assurance Company)	5.00	1/1/29	2,895,000		3,304,006
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Capital Improvement
Bonds	5.00	12/1/44	3,000,000		3,511,020

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 10.8% (continued)
Huntley,
Special Service Area Number Nine,
Special Tax Bonds (Insured; Assured
Guaranty Corp.)	5.10	3/1/28	3,500,000		3,601,185
Illinois,
Sales Tax Revenue	5.00	6/15/24	4,270,000		5,159,825
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/31	9,155,000		10,706,040
Illinois Finance Authority,
Revenue (OSF Healthcare System)	5.00	11/15/45	1,500,000		1,732,680
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	3,250,000		3,933,670
Illinois Finance Authority,
Revenue (Rush University Medical
Center Obligated Group)	5.00	11/15/34	3,000,000		3,539,070
Illinois Finance Authority,
Revenue (Sherman Health Systems)
(Prerefunded)	5.50	8/1/17	1,000,000	[b]	1,054,480
Illinois Health Facilities Authority,
Revenue (Delnor-Community Hospital)
(Insured; Assured Guaranty Municipal
Corp.)	5.25	5/15/27	6,000,000		6,414,000
Illinois Municipal Electric Agency,
Power Supply System Revenue	5.00	2/1/32	3,900,000		4,644,900
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	12/1/32	2,000,000		2,425,600
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/36	4,000,000		4,783,360
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/42	3,500,000		3,742,200
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.50	6/1/23	3,100,000		3,636,145
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	7,600,000		9,060,948
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/27	7,500,000		8,740,050
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	2,500,000		2,824,300
					106,370,738
Indiana - 2.3%
Indiana Health Facility Financing
Authority,
Revenue (Ascension Health Credit
Group)	5.00	11/15/36	3,890,000		4,668,117
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/36	3,765,000		4,524,852
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/37	7,500,000		8,977,050
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/35	3,400,000		3,965,726
					22,135,745

Long-Term Municipal Investments - 97.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Iowa - .9%
Iowa Finance Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	8/15/33	5,105,000	6,162,807
Iowa Finance Authority,
Healthcare Revenue (Genesis Health
System)	5.00	7/1/23	2,500,000	3,061,475
				9,224,282
Kentucky - 2.0%
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	6,250,000	6,500,687
Louisville/Jefferson County Metro
Government,
Health System Revenue (Norton
Healthcare, Inc.)	5.75	10/1/42	4,000,000	4,825,800
University of Kentucky,
General Receipts Bonds	5.25	10/1/17	7,845,000	8,320,485
				19,646,972
Louisiana - 2.0%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Westlake Chemical
Corporation Projects)	6.50	8/1/29	2,500,000	2,967,450
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/45	3,250,000	3,722,712
New Orleans Aviation Board,
Revenue (Insured; Assured Guaranty
Corp.)	6.00	1/1/23	2,000,000	2,230,420
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.00	5/15/27	5,000,000	5,152,200
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/35	4,500,000	5,155,605
				19,228,387
Maine - .2%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical Center
Issue)	7.50	7/1/32	1,250,000	1,497,025
Maryland - 4.3%
Anne Arundel County,
Consolidated General Improvements
GO	5.00	4/1/24	1,520,000	1,837,072
Baltimore,
Consolidated Public Improvement GO	5.00	10/15/24	1,480,000	1,758,344
Baltimore,
Project Revenue (Wastewater Projects)	5.00	7/1/23	1,000,000	1,188,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland - 4.3% (continued)
Baltimore,
Subordinate Project Revenue (Water
Projects) (Prerefunded)	5.75	7/1/19	750,000	[b]	860,738
Howard County,
COP	8.15	2/15/20	605,000		758,404
Hyattsville,
Special Obligation Revenue (University
Town Center Project)	5.60	7/1/24	1,500,000		1,503,525
Hyattsville,
Special Obligation Revenue (University
Town Center Project)	5.75	7/1/34	3,000,000		3,005,430
Maryland Community Development
Administration Department of Housing
and Community Development,
Housing Revenue	5.95	7/1/23	970,000		972,318
Maryland Economic Development
Corporation,
EDR (Terminal Project)	5.75	6/1/35	2,000,000		2,191,240
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)	5.75	6/1/35	1,000,000		1,096,680
Maryland Economic Development
Corporation,
LR (Maryland Public Health Laboratory
Project)	5.00	6/1/20	1,000,000		1,150,160
Maryland Economic Development
Corporation,
PCR (Potomac Electric Project)	6.20	9/1/22	2,500,000		2,842,600
Maryland Economic Development
Corporation,
Student Housing Revenue (Universityof
Maryland, College Park Projects)
(Prerefunded)	5.75	6/1/18	1,000,000	[b]	1,098,260
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Anne Arundel Health System
Issue) (Prerefunded)	6.75	7/1/19	2,500,000	[b]	2,942,475
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Charlestown Community
Issue)	6.13	1/1/30	1,250,000		1,450,625
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Goucher College Issue)	5.00	7/1/34	1,000,000		1,159,210
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Greater Baltimore Medical
Center Issue)	5.38	7/1/26	1,500,000		1,751,040
Maryland Health and Higher Educational
Facilities Authority,
Revenue (MedStar Health Issue)	5.00	8/15/38	1,000,000		1,162,590
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Upper Chesapeake Hospitals
Issue) (Prerefunded)	6.00	1/1/18	3,005,000	[b]	3,252,582

Long-Term Municipal Investments - 97.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland - 4.3% (continued)
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Washington County Hospital
Issue) (Prerefunded)	5.75	1/1/18	2,500,000	[b]	2,696,150
Maryland Stadium Authority,
Baltimore City Public Schools
Construction and Revitalization
Program Revenue	5.00	5/1/23	3,000,000		3,691,170
Prince Georges County,
Special Obligation Revenue (National
Harbor Project)	5.20	7/1/34	3,000,000		3,003,120
University System of Maryland,
Auxiliary Facility and Tuition Revenue
(Prerefunded)	5.00	4/1/21	1,000,000	[b]	1,179,720
					42,551,653
Massachusetts - 2.4%
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/27	5,000,000		5,655,950
Massachusetts Development Finance
Agency,
Revenue (Brandeis University Issue)	5.00	10/1/25	2,175,000		2,466,385
Massachusetts Development Finance
Agency,
Revenue (Partners HeathCare System
Issue)	5.00	7/1/30	4,420,000		5,504,226
Massachusetts Development Finance
Agency,
Revenue (Partners HeathCare System
Issue)	5.00	7/1/31	4,710,000		5,838,987
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00 10/15/35		1,750,000		2,051,840
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/23	2,000,000		2,354,240
					23,871,628
Michigan - 4.5%
Brighton Area Schools,
GO - Unlimited Tax (Insured; AMBAC)	0.00	5/1/20	1,055,000	[d]	983,302
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	920,000		731,520
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000		840,379
Detroit School District,
School Building and Site Improvement
Bonds (GO - Unlimited Tax) (Insured;
FGIC)	6.00	5/1/20	1,000,000		1,165,150
Huron Valley School District,
GO Unlimited Tax (Insured; National
Public Finance Guarantee Corp.)	0.00	5/1/18	6,270,000	[d]	6,091,618
Kent County,
Airport Revenue (Gerald R. Ford
International Airport) (Prerefunded)	5.00	1/1/17	4,555,000	[b]	4,668,647

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan - 4.5% (continued)
Kent Hospital Finance Authority,
Revenue (Spectrum Health System)	5.50	11/15/25	2,500,000		2,986,325
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000		2,955,400
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,500,000		1,763,895
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	3,000,000		3,505,140
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Second Lien Local Project
Bonds)	5.00	7/1/35	1,190,000		1,382,090
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	1,520,000		1,755,615
Michigan Public Educational Facilities
Authority,
LOR (Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	2,265,000	[f]	1,132,364
Michigan State Building Authority,
Revenue (Facilities Program)	5.00	10/15/45	5,000,000		5,847,200
Monroe County Economic Development
Corporation,
LOR (Detroit Edison Company Project)
(Insured; National Public Finance
Guarantee Corp.)	6.95	9/1/22	2,000,000		2,616,780
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/22	3,000,000		3,407,040
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/29	1,700,000		2,040,425
					43,872,890
Minnesota - 3.4%
Mahtomedi Independent School District
Number 832,
GO School Building Bonds (Minnesota
School District Credit Enhancement
Program) (Insured; National Public
Finance Guarantee Corp.) (Escrowed to
Maturity)	0.00	2/1/17	340,000	[d]	338,535

Long-Term Municipal Investments - 97.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota - 3.4% (continued)
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Insured; Assured
Guaranty Corp.)	6.50	11/15/38	2,525,000		2,833,934
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Insured; Assured
Guaranty Corp.) (Prerefunded)	6.50	11/15/18	475,000	[b]	539,956
Minneapolis-Saint Paul Metropolitan
Airports Commission,
Subordinate Airport Revenue	5.00	1/1/26	1,000,000		1,171,560
Minnesota,
911 Revenue (Public Safety Radio
Communications System Project)	5.00	6/1/25	1,000,000		1,120,350
Minnesota Higher Education Facilities
Authority,
Revenue (Carleton College)	5.00	3/1/30	1,000,000		1,101,860
Minnesota Higher Education Facilities
Authority,
Revenue (University of Saint Thomas)	5.00	10/1/29	1,500,000		1,664,220
Minnesota Higher Education Facilities
Authority,
Revenue (University of Saint Thomas)	5.00	10/1/39	1,700,000		1,892,576
Minnesota Higher Education Facilities
Authority,
Revenue (University of Saint Thomas)
(Prerefunded)	5.00	4/1/17	1,000,000	[b]	1,036,300
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000		2,834,075
Northfield,
HR	5.38	11/1/31	1,240,000		1,260,299
Rochester,
Health Care Facilities Revenue (Mayo
Clinic)	4.50	11/15/21	1,000,000		1,159,280
Rochester,
Health Care Facilities Revenue (Mayo
Clinic)	5.00	11/15/38	1,000,000		1,129,810
Saint Cloud,
Health Care Revenue (CentraCare
Health System Project) (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.50	5/1/19	2,000,000	[b]	2,261,880
Saint Louis Park,
Health Care Facilities Revenue (Park
Nicollet Health Services) (Prerefunded)	5.75	7/1/18	1,000,000	[b]	1,102,610
Saint Louis Park,
Health Care Facilities Revenue (Park
Nicollet Health Services) (Prerefunded)	5.75	7/1/19	3,000,000	[b]	3,441,960
Saint Paul Housing and Redevelopment
Authority,
Recreational Facility LR (Jimmy Lee
Recreational Center)	5.00	12/1/32	750,000		794,265
Southern Minnesota Municipal Power
Agency,
Power Supply System Revenue
(Insured; National Public Finance
Guarantee Corp.)	0.00	1/1/25	4,505,000	[d]	3,741,583

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota - 3.4% (continued)
University of Minnesota Regents,
GO	5.00	12/1/24	1,000,000		1,199,360
University of Minnesota Regents,
GO	5.00	12/1/36	1,500,000		1,750,845
Vadnais Heights Economic Development
Authority,
Recovery Zone Facility LR (Community
and Recreational Sports Facilities
Project)	5.25	2/1/41	2,460,000	[f]	10,455
Willmar,
GO, HR (Rice Memorial Hospital
Project)	5.00	2/1/24	1,000,000		1,167,940
					33,553,653
Missouri - 1.1%
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/30	3,000,000		3,609,870
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (SSM Health
Care)	5.00	6/1/29	4,000,000		4,786,680
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Prairie State
Project)	5.00	12/1/31	2,000,000		2,395,400
					10,791,950
Nebraska - 1.2%
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/30	1,380,000		1,641,482
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/37	5,050,000		6,010,257
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/38	3,655,000		4,346,453
					11,998,192
Nevada - .3%
Las Vegas Valley Water District,
Limited Tax GO (Additionally Secured
by Southern Nevada Water Authority
Pledged Revenues)	5.00	6/1/42	2,500,000		2,906,700
New Hampshire - .2%
New Hampshire Business Finance
Authority,
PCR (The United Illuminating Company
Project) (Insured; AMBAC)	0.91	10/1/33	1,920,000	[e]	1,780,800
New Jersey - 1.8%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/28	2,250,000		2,440,440

Long-Term Municipal Investments - 97.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 1.8% (continued)
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/29	1,400,000		1,567,902
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/31	4,000,000		4,469,320
New Jersey Health Care Facilities Financing
Authority,
Revenue (Virtua Health Issue)	5.00	7/1/29	1,000,000		1,177,370
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/29	5,000,000		5,894,350
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; National
Public Finance Guarantee Corp.)	0.70	1/1/30	2,500,000	[e]	2,287,500
					17,836,882
New Mexico - .5%
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue	1.04	8/1/19	5,000,000	[e]	4,959,850
New York - 7.7%
Long Island Power Authority,
Electric System General Revenue
(Prerefunded)	6.00	5/1/19	5,000,000	[b]	5,730,050
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.00	11/15/32	1,850,000		2,187,958
Metropolitan Transportation Authority,
Transportation Revenue	5.25	11/15/28	2,500,000		2,946,775
New York City,
GO	5.00	4/1/23	2,055,000		2,466,390
New York City,
GO	5.00	8/1/24	2,930,000		3,606,947
New York City,
GO	5.00	3/1/25	3,300,000		4,145,361
New York City,
GO	5.00	8/1/25	2,500,000		3,099,300
New York City,
GO	5.00	8/1/25	3,510,000		4,231,902
New York City,
GO	5.00	8/1/28	1,000,000		1,120,150
New York City,
GO	5.00	10/1/36	2,500,000		2,934,225
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/34	2,500,000		2,914,350
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/37	5,340,000		6,444,899
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	4,000,000	[c]	4,507,560
New York Liberty Development
Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	2,500,000		3,209,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 7.7% (continued)
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/31	9,090,000		11,112,343
New York State Energy Research and
Development Authority,
PCR (New York State Electric and Gas
Corporation Project) (Insured; National
Public Finance Guarantee Corp.)	1.26	4/1/34	2,100,000	[e]	1,976,625
New York State Thruway Authority,
General Revenue	5.00	1/1/27	2,000,000		2,439,060
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/39	5,000,000		5,942,850
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/19	4,000,000		4,542,800
					75,558,795
North Carolina - 1.2%
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000		1,938,346
Iredell County,
COP (Iredell County School Projects)
(Insured; AMBAC) (Prerefunded)	5.00	6/1/16	1,000,000	[b]	1,000,000
North Carolina Eastern Municipal Power
Agency,
Power System Revenue (Insured; ACA)
(Escrowed to Maturity)	6.00	1/1/22	1,000,000		1,215,700
North Carolina Medical Care Commission,
Health Care Facilities Revenue
(University Health Systems of Eastern
Carolina) (Prerefunded)	6.25	12/1/18	2,250,000	[b]	2,550,713
North Carolina Medical Care Commission,
HR (Wilson Memorial Hospital Project)
(Insured; AMBAC) (Escrowed to
Maturity)	0.00	11/1/16	3,055,000	[d]	3,047,943
Orange Water and Sewer Authority,
Water and Sewer System Revenue
(Prerefunded)	5.00	7/1/16	1,000,000	[b]	1,003,720
University of North Carolina,
System Pool Revenue (Pool General
Trust Indenture of the Board of
Governors of The University of North
Carolina) (Prerefunded)	5.00	10/1/19	1,000,000	[b]	1,134,140
					11,890,562
Ohio - 4.7%
Allen County,
Hospital Facilities Revenue (Catholic
Healthcare Partners)	5.25	9/1/27	2,500,000		2,880,450
American Municipal Power Inc.,
Revenue (American Municipal Power
Fremont Energy Center Project)	5.00	2/15/21	375,000		437,194
Butler County,
Hospital Facilities Revenue (Kettering
Health Network Obligated Group
Project)	6.38	4/1/36	2,000,000		2,366,200

Long-Term Municipal Investments - 97.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio - 4.7% (continued)
Butler County,
Hospital Facilities Revenue (UC Health)	5.50	11/1/40	3,500,000		4,090,380
Cincinnati,
EDR (Baldwin 300 Project)
(Prerefunded)	5.00	11/1/18	2,565,000	[b]	2,820,012
Cleveland,
Airport System Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/31	1,000,000		1,181,020
Cleveland State University,
General Receipts Bonds	5.00	6/1/18	1,170,000		1,265,800
Cleveland-Cuyahoga County Port
Authority,
Cultural Facility Revenue (The
Cleveland Museum of Art Project)	5.00	10/1/22	2,500,000		2,892,775
Cuyahoga Community College District,
General Receipts Bonds (Prerefunded)	5.00	2/1/20	2,500,000	[b]	2,857,000
Kent State University,
General Receipts Bonds (Insured;
Assured Guaranty Corp.)	5.00	5/1/25	140,000		155,431
Kent State University,
General Receipts Bonds (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.00	5/1/19	1,860,000	[b]	2,077,992
Lucas County,
HR (ProMedica Healthcare Obligated
Group)	5.75	11/15/31	1,200,000		1,453,572
Miami University,
General Receipts Bonds	5.00	9/1/22	2,140,000		2,537,719
Ohio,
Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.00	2/1/24	1,800,000		2,088,018
Ohio Higher Educational Facility
Commission,
HR (Cleveland Clinic Health System
Obligated Group)	5.50	1/1/43	2,500,000		2,683,250
Ohio Higher Educational Facility
Commission,
Revenue (Case Western Reserve
University Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,820,293
Ohio State University,
General Receipts Bonds (Escrowed to
Maturity)	5.00	12/1/23	40,000		50,167
Ohio Turnpike and Infrastructure
Commission,
Junior Lien Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	2,000,000		2,365,980
Port of Greater Cincinnati Development
Authority,
Tax Increment Development Revenue
(Fairfax Village Red Bank Infrastructure
Project)	5.50	2/1/25	1,665,000	[c]	1,722,426
Toledo-Lucas County Port Authority,
Development Revenue (Northwest Ohio
Bond Fund) (Toledo School for the Arts
Project)	5.50	5/15/28	1,975,000		2,051,373

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio - 4.7% (continued)
University of Akron,
General Receipts Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/28	1,500,000		1,677,465
University of Akron,
General Receipts Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/29	1,000,000		1,115,710
University of Toledo,
General Receipts Bonds	5.00	6/1/24	1,665,000		1,945,220
					46,535,447
Oklahoma - .1%
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa) (Prerefunded)	5.25	10/1/16	1,135,000	[b]	1,152,751
Oregon - .2%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000		1,560,622
Pennsylvania - 3.4%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000		3,059,758
Centre County Hospital Authority,
HR (Mount Nittany Medical Center
Project)	5.00	11/15/46	1,750,000		2,041,760
Lancaster County Hospital Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/46	9,185,000		10,851,251
Lancaster Parking Authority,
Guaranteed Parking Revenue (Insured;
AMBAC)	5.00	12/1/32	1,000,000		1,057,010
Pennsylvania Higher Educational Facilities
Authority,
Revenue (University of Pennsylvania
Health System) (Prerefunded)	6.00	8/15/18	2,500,000	[b]	2,781,875
Pennsylvania Industrial Development
Authority,
EDR (Prerefunded)	5.50	7/1/18	1,730,000	[b]	1,897,827
Pennsylvania Industrial Development
Authority,
EDR (Prerefunded)	5.50	7/1/18	270,000	[b]	296,193
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/35	2,000,000		2,377,660
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/24	5,000,000		6,044,650
State Public School Building Authority,
School Lease Revenue (The School
District of Philadelphia Project)	5.00	4/1/27	2,235,000		2,429,467
					32,837,451
Rhode Island - .3%
Tobacco Settlement Financing Corporation
of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/40	3,000,000		3,320,430
South Carolina - 1.2%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/36	2,500,000		2,883,150

Long-Term Municipal Investments - 97.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
South Carolina - 1.2% (continued)
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.13	12/1/43	7,500,000		8,734,200
					11,617,350
Texas - 6.7%
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/28	1,500,000		1,833,525
Coastal Water Authority,
Water Conveyance System Revenue
(Insured; AMBAC) (Escrowed to
Maturity)	6.25	12/15/17	2,170,000		2,245,364
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth
International Airport)	5.00	11/1/35	3,000,000		3,433,650
Fort Bend Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/26	1,835,000		2,291,603
Harris County,
Tax Road GO	5.00	10/1/27	2,500,000		3,156,850
Harris County Cultural Education Facilities
Finance Corporation,
Medical Facilities Mortgage Revenue
(Baylor College of Medicine)	5.00	11/15/24	4,135,000		5,106,932
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/31	3,000,000		3,526,290
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/32	800,000		948,992
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.63	1/1/33	2,770,000		2,977,556
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/40	805,000		866,236
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.63	1/1/18	2,230,000	[b]	2,398,387
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/38	5,815,000		6,756,041
Pearland Economic Development
Corporation,
Sales Tax Revenue (Insured; AMBAC)	5.00	9/1/24	1,035,000		1,046,861
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/26	6,095,000		7,783,254
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	5.00	2/1/43	5,000,000		5,866,950
San Antonio,
Electric and Gas Systems Revenue
(Escrowed to Maturity)	5.50	2/1/20	255,000		295,690
San Antonio,
Water System Revenue	5.00	5/15/36	4,000,000		4,550,280

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 6.7% (continued)
Socorro Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/27	3,705,000		4,538,699
Tarrant County Cultural Education
Facilities Finance Corporation,
HR (Baylor Scott and White Health
Project)	5.00	11/15/45	2,500,000		2,972,550
Texas Transportation Commission,
Central Texas Turnpike System Second
Tier Revenue	5.00	8/15/31	2,500,000		2,950,825
					65,546,535
Virginia - 1.1%
Chesapeake Bay Bridge and Tunnel
Commission District,
General Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.50	7/1/25	1,000,000		1,229,410
Chesterfield County Economic
Development Authority,
PCR (Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000		1,114,290
Newport News,
GO General Improvement Bonds and
GO Water Bonds	5.25	7/1/22	1,000,000		1,232,300
Norfolk,
Water Revenue (Prerefunded)	5.00	11/1/18	1,000,000	[b]	1,100,440
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance Guarantee
Corp.)	5.25	7/15/17	460,000		470,318
Virginia College Building Authority,
Educational Facilities Revenue (Regent
University Project) (Prerefunded)	5.00	6/1/16	215,000	[b]	215,000
Virginia Housing Development Authority,
Rental Housing Revenue	5.50	6/1/30	1,000,000		1,098,860
Washington County Industrial
Development Authority,
HR (Mountain States Health Alliance)	7.75	7/1/38	2,000,000		2,281,820
Winchester Economic Development
Authority,
HR (Valley Health System Obligated
Group)	5.00	1/1/35	1,560,000		1,848,850
					10,591,288
Washington - 2.9%
Port of Seattle,
Intermediate Lien Revenue	5.00	3/1/35	3,000,000		3,546,060
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	5/1/23	4,965,000		6,112,560
Washington,
GO (Various Purpose)	5.00	7/1/27	5,000,000		6,304,700
Washington,
Motor Vehicle Fuel Tax GO (State Road
520 Corridor Program - Toll Revenue)	5.00	6/1/33	2,255,000		2,621,640

Long-Term Municipal Investments - 97.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington - 2.9% (continued)
Washington Health Care Facilities
Authority,
Mortgage Revenue (Highline Medical
Center) (Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	3,485,000	[b]	3,890,898
Washington Health Care Facilities
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/42	5,000,000		5,753,100
					28,228,958
West Virginia - .5%
West Virginia University Board of
Governors,
University Improvement Revenue
(West Virginia University Projects)	5.00	10/1/36	4,500,000		5,226,570
Wisconsin - 1.9%
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/35	7,000,000		8,272,950
Wisconsin,
General Fund Annual Appropriation
Bonds	5.75	5/1/33	2,000,000		2,267,680
Wisconsin Health and Educational
Facilities Authority,
Revenue (Ascension Senior Credit
Group)	5.00	11/15/29	4,500,000		5,605,065
Wisconsin Health and Educational
Facilities Authority,
Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	2,000,000		2,284,840
					18,430,535
U.S. Related - .8%
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed
Bonds	0.00	5/15/50	12,500,000	[d]	1,145,000
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000		1,108,600
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	860,000		959,605
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Matching Fund
Loan Note)	5.00	10/1/25	4,000,000		4,463,880
					7,677,085
Total Long-Term Municipal Investments
(cost $882,569,452)					955,725,806
Short-Term Municipal Investments - 1.4%

California - .8%
California Infrastructure and Economic
Development Bank,
Revenue, Refunding (Los Angeles
County Museum of Natural History
Foundation) (Los Angeles County
Museum of Natural History
Foundation) (LOC; Wells Fargo Bank)	0.26	6/1/16	7,420,000	[g]	7,420,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal Investments - 1.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut - .6%
Connecticut Health and Educational
Facilities Authority,
Revenue (Yale University Issue)	0.25	6/1/16	6,040,000 [g]	6,040,000
Total Short-Term Municipal Investments
(cost $13,460,000)				13,460,000
Total Investments (cost $896,029,452)			98.8%	969,185,806
Cash and Receivables (Net)			1.2%	12,064,475
Net Assets			100.0%	981,250,281

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, these securities were valued at
$9,333,581 or .95% of net assets.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate security—rate shown is the interest rate in effect at period end.
f Non-income producing—security in default.
g Variable rate demand note—rate shown is the interest rate in effect at May 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2016, accumulated net unrealized appreciation on investments was $73,156,354, consisting of $76,686,711 gross unrealized appreciation and $3,530,357 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
May 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Long-Term Municipal Investments - 97.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 5.4%
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue (Methodist
Home for the Aging)	5.75	6/1/35	1,350,000		1,397,223
Jefferson County,
Limited Obligation School Warrants	5.25	1/1/20	1,500,000		1,508,805
Jefferson County,
Senior Lien Sewer Revenue Warrants
(Insured; Assured Guaranty Municipal
Corp.)	0/6.60	10/1/42	5,000,000	[a]	4,008,300
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	1,500,000		1,954,620
					8,868,948
Alaska - 1.5%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/46	2,650,000		2,538,885
Arizona - 7.2%
Mohave County Industrial Development
Authority,
Correctional Facilities Contract
Revenue (Mohave Prison, LLC
Expansion Project)	8.00	5/1/25	3,000,000		3,362,850
Phoenix Industrial Development Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/46	1,000,000	[b]	1,046,760
Phoenix Industrial Development Authority,
Education Facility Revenue (BASIS
Schools, Inc. Projects)	5.00	7/1/45	1,500,000	[b]	1,570,485
Pima County Industrial Development
Authority,
Education Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000		2,764,575
Pima County Industrial Development
Authority,
Education Revenue (American Charter
Schools Foundation Project)	5.63	7/1/38	500,000		489,765
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	2,055,000		2,571,668
					11,806,103
California - 9.0%
California Statewide Communities
Development Authority,
Revenue (Bentley School)	7.00	7/1/40	1,075,000		1,273,434
California Statewide Communities
Development Authority,
Revenue (California Baptist University)	6.38	11/1/43	2,000,000		2,264,460

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 9.0% (continued)
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.25	12/1/56	1,000,000	[b]	1,128,580
Placentia-Yorba Linda Unified School
District,
GO	0.00	8/1/49	11,605,000	[c]	3,634,802
San Buenaventura,
Revenue (Community Memorial Health
System)	7.50	12/1/41	1,500,000		1,854,900
San Francisco City and County
Redevelopment Financing Authority,
Tax Allocation Revenue (Mission Bay
South Redevelopment Project)
(Prerefunded)	6.63	8/1/19	2,000,000	[d]	2,360,180
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	2,200,000		2,199,890
					14,716,246
Connecticut - 1.8%
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut Project)	5.50	4/1/21	1,500,000		1,717,230
Connecticut Resources Recovery Authority,
Special Obligation Revenue (American
REF-FUEL Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,235,000		1,237,803
					2,955,033
Florida - 7.0%
Cape Coral Health Facilities Authority,
Senior Housing Revenue (Gulf Care, Inc.
Project)	5.88	7/1/40	1,000,000	[b]	1,038,060
Davie,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.63	4/1/43	1,000,000		1,168,450
Florida Development Finance Corporation,
Educational Facilities Revenue (Miami
Arts Charter School Project)	5.88	6/15/34	1,250,000	[b]	1,290,325
Jacksonville Economic Development
Commission,
Health Care Facilities Revenue (Florida
Proton Therapy Institute Project)	6.25	9/1/27	1,000,000	[b]	1,042,160
Mid-Bay Bridge Authority,
Springing Lien Revenue (Prerefunded)	7.25	10/1/21	1,500,000	[d]	1,949,385
Palm Bay,
Educational Facilities Revenue (Patriot
Charter School Project)	7.00	7/1/36	4,000,000	[e]	1,199,960
Saint Johns County Industrial Development
Authority,
Revenue (Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000		2,802,850

Long-Term Municipal Investments - 97.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 7.0% (continued)
Village Community Development District
Number 10,
Special Assessment Revenue	6.00	5/1/44	800,000		952,416
					11,443,606
Georgia - .7%
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/40	1,000,000		1,207,750
Illinois - 9.4%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/34	1,000,000		1,152,790
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)	5.63	1/1/35	1,240,000		1,440,037
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/39	1,000,000		1,122,170
Illinois,
Sales Tax Revenue	5.00	6/15/24	1,000,000		1,208,390
Illinois Finance Authority,
Revenue (Plymouth Place, Inc.)	5.00	5/15/37	1,000,000		1,037,990
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	1,000,000		1,210,360
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	1,250,000		1,375,725
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	0.00	12/15/51	15,000,000	[c]	2,795,100
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	1,000,000		1,192,230
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.50	4/1/31	1,000,000		1,164,980
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	1,500,000		1,694,580
					15,394,352
Indiana - 1.8%
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/36	1,000,000		1,201,820
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/37	1,500,000		1,795,410
					2,997,230
Iowa - 2.2%
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.25	12/1/25	2,500,000		2,675,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Iowa - 2.2% (continued)
Tobacco Settlement Authority of Iowa,
Tobacco Settlement Asset-Backed
Bonds	5.60	6/1/34	1,000,000		1,002,970
					3,678,670
Kentucky - .5%
Paducah Electric Plant Board,
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/35	750,000		873,075
Louisiana - 5.7%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Westlake Chemical
Corporation Projects)	6.75	11/1/32	1,500,000		1,620,120
Louisiana Public Facilities Authority,
Revenue (Entergy Louisiana, LLC
Project)	3.50	6/1/30	1,500,000		1,549,365
Louisiana Public Facilities Authority,
Revenue (SUSLA Facilities, Inc. Project)	5.75	7/1/39	3,800,000	[b]	3,835,492
New Orleans,
Water Revenue	5.00	12/1/34	1,000,000		1,163,750
New Orleans,
Water Revenue	5.00	12/1/40	1,000,000		1,157,990
					9,326,717
Maine - 1.1%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical Center
Issue)	7.50	7/1/32	1,500,000		1,796,430
Michigan - 6.6%
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/31	1,000,000		1,108,540
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000		2,005,560
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/45	2,780,000		3,283,625
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	1,000,000		1,168,380
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Second Lien Local Project
Bonds)	5.00	7/1/34	1,000,000		1,161,420

Long-Term Municipal Investments - 97.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan - 6.6% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	500,000		572,840
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	1,600,000		1,599,744
					10,900,109
Minnesota - 1.5%
Saint Paul Housing and Redevelopment
Authority,
Hospital Facility Revenue (HealthEast
Care System Project)	5.00	11/15/25	2,145,000		2,432,087
Missouri - .7%
Missouri Health and Educational Facilities
Authority,
Senior Living Facilities Revenue
(Lutheran Senior Services Projects)	5.00	2/1/36	1,000,000		1,145,470
New Jersey - 6.5%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/40	1,250,000		1,381,500
New Jersey Economic Development
Authority,
Special Facility Revenue (Continental
Airlines, Inc. Project)	5.13	9/15/23	1,000,000		1,120,150
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	4.63	6/1/26	1,000,000		1,010,180
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/41	4,000,000	[c]	1,046,360
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/41	6,360,000		6,193,559
					10,751,749
New Mexico - 1.5%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,472,030
New York - 4.3%
New York City Industrial Development
Agency,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000		1,022,210
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	2,500,000	[b]	2,817,225

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 4.3% (continued)
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	6.25	12/1/37	1,000,000		1,093,130
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	1,000,000		1,126,530
Niagara Area Development Corporation,
Solid Waste Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	1,000,000	[b]	1,015,430
					7,074,525
North Carolina - .7%
North Carolina Medical Care Commission,
Health Care Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000		1,091,610
Ohio - 4.3%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	5.88	6/1/30	1,000,000		995,950
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.50	6/1/47	4,200,000		4,275,138
Southeastern Ohio Port Authority,
Hospital Facilities Improvement
Revenue (Memorial Health System
Obligated Group Project)	6.00	12/1/42	1,500,000		1,710,720
					6,981,808
Oregon - .7%
Warm Springs Reservation Confederated
Tribes,
Hydroelectric Revenue (Pelton Round
Butte Project)	6.38	11/1/33	1,000,000		1,091,450
Pennsylvania - 2.8%
JPMorgan Chase Putters/Drivers Trust
(Series 3916),
(Geisinger Authority, Health System
Revenue (Geisinger Health System))
Non-recourse	5.13	6/1/41	2,000,000	[b,f]	2,241,320
Pennsylvania Economic Development
Financing Authority,
Sewage Sludge Disposal Revenue
(Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000		1,106,380
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/36	1,000,000		1,184,230
					4,531,930
Tennessee - 1.1%
Metropolitan Government of Nashville and
Davidson County Health and
Educational Facilities Board,
Revenue (Vanderbilt University Medical
Center)	5.00	7/1/46	1,500,000		1,754,355

Long-Term Municipal Investments - 97.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 10.6%
Board of Managers, Joint Guadalupe
County,
Hospital Mortgage Improvement
Revenue (City of Seguin Hospital)	5.00	12/1/45	1,000,000		1,060,530
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/45	1,000,000		1,158,830
Clifton Higher Education Finance
Corporation,
Education Revenue (International
Leadership of Texas)	5.75	8/15/45	1,000,000		1,066,110
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	6.00	12/1/30	1,000,000		1,139,600
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	4.50	12/1/44	1,500,000		1,547,535
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00	11/15/49	8,000,000	[c]	1,870,960
Houston,
Airport System Special Facilities
Revenue (Continental Airlines, Inc.
Terminal Improvement Projects)	6.50	7/15/30	1,500,000		1,750,590
Houston,
Airport System Subordinate Lien
Revenue (Insured; XLCA)	0.90	7/1/32	975,000	[g]	892,125
La Vernia Higher Education Finance
Corporation,
Education Revenue (Knowledge is
Power Program, Inc.) (Prerefunded)	6.25	8/15/19	1,000,000	[d]	1,164,260
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/40	150,000		161,411
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.75	1/1/18	1,025,000	[d]	1,104,407
Tarrant County Cultural Education
Facilities Finance Corporation,
Retirement Facility Revenue
(Buckingham Senior Living Community,
Inc. Project)	5.25	11/15/35	1,000,000		1,067,140
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, State Highway
288 Toll Lanes Project)	5.00	12/31/50	1,000,000		1,142,200
Texas Public Finance Authority Charter
School Finance Corporation,
Education Revenue (Burnham Wood
Charter School Project)	6.25	9/1/36	2,250,000		2,303,460
					17,429,158
Virginia - 1.1%
Chesterfield County Economic
Development Authority,
Retirement Facilities First Mortgage
Revenue (Brandermill Woods Project)	5.13	1/1/43	155,000		162,595

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Virginia - 1.1% (continued)
Virginia College Building Authority,
Educational Facilities Revenue
(Marymount University Project)	5.00	7/1/45	1,000,000 [b]	1,077,300
Virginia College Building Authority,
Educational Facilities Revenue
(Marymount University Project) (Green
Bonds)	5.00	7/1/45	500,000 [b]	538,650
				1,778,545
U.S. Related - 1.8%
Guam Waterworks Authority,
Water and Wastewater System Revenue	5.63	7/1/40	1,765,000	1,976,341
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,000,000	1,018,270
				2,994,611

Total Investments (cost $145,026,917)			97.5%	160,032,482
Cash and Receivables (Net)			2.5%	4,086,722
Net Assets			100.0%	164,119,204

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, these securities were valued at
$18,641,787 or 11.36% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Non-income producing—security in default.
f Collateral for floating rate borrowings.
g Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	158,832,522	1,199,960	160,032,482
Liabilities ($)
Floating Rate Notes††	-	(1,000,000)	-	(1,000,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

NOTES

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At May 31, 2016, accumulated net unrealized appreciation on investments was $15,005,565, consisting of $17,940,298 gross unrealized appreciation and $2,934,733 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 21, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)